EF mortgage depositor iii llc

Exhibit 99.06

 AMC Data Compare Summary (Total)

Data Compare Summary (Total)

Run Date - 10/14/2026 8:42:17 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	3	463	0.65%	463
Appraisal Effective Date	3	463	0.65%	463
Borrower Birth Date	0	463	0.00%	463
Borrower First Name	1	463	0.22%	463
Borrower Gender	0	463	0.00%	463
Borrower Last Name	0	463	0.00%	463
City	0	463	0.00%	463
Coborrower Birth Date	0	162	0.00%	463
Coborrower First Name	0	162	0.00%	463
Coborrower Gender	3	162	1.85%	463
Coborrower Last Name	0	162	0.00%	463
Hazard Insurance Monthly Premium	2	462	0.43%	463
Index Type	0	134	0.00%	463
Lien Position	0	134	0.00%	463
LTV Valuation Value	0	463	0.00%	463
Margin	0	134	0.00%	463
Monthly HOA Dues	3	148	2.03%	463
Original Interest Rate	0	463	0.00%	463
Original LTV	0	442	0.00%	463
Property Type	15	335	4.48%	463
Purpose	0	463	0.00%	463
Representative FICO	14	459	3.05%	463
State	0	463	0.00%	463
Street	0	463	0.00%	463
Zip	4	463	0.86%	463
Total	48	8,915	0.54%	463